Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2025
Office equipments [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	3 years
Office furniture and fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	3 years
Office furniture and fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	5 years
Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	3 years
Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	5 years
Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	20 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	lesser of lease term or expected useful life